SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	May 31, 2024	Jan. 31, 2024	Oct. 31, 2023	May 31, 2023	May 31, 2022
Finite-Lived Intangible Assets [Line Items]
Operating lease description	The Hong Kong lease spans two years with monthly lease payments of HKD 8,000, while the Singapore lease also spans two years with monthly payments of SGD 1,700.
Right of use asset	$ 50,475	$ 0
Operating Lease, Liability	50,475
Operating Lease, Liability, Current	27,499	0
Operating Lease, Liability, Noncurrent	$ 22,976	$ 0
Antidilutive shares outstanding	0	0
Related party loan		$ 4,065
Deferred revenue		0			$ 3,300
Website Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 11,630	3,500	$ 8,130	$ 8,130		$ 3,500	$ 3,500
Amortization expense	5,925	1,750
Amortization expense, remainder of fiscal year 2025	1,938	1,167
Amortization expense, remainder of fiscal year 2026	3,293	583
Amortization expense, remainder of fiscal year 2027	473
Software Website Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense, remainder of fiscal year 2025	2,167	4,333
Amortization expense, remainder of fiscal year 2026	4,333	4,333
Amortization expense, remainder of fiscal year 2027	1,084	1,084
Capitalized software development costs		13,000		$ 13,000
Website development cost	13,000
Amortization expense	$ 5,416	3,250
Website Development Costs 1 [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross		8,130
Amortization expense		2,236
Amortization expense, remainder of fiscal year 2025		2,710
Amortization expense, remainder of fiscal year 2026		2,710
Amortization expense, remainder of fiscal year 2027		$ 474